ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Brookfield Renewable's accounts payable and accrued liabilities are as follows:

(MILLIONS)	June 30, 2026	December 31, 2025
Accounts payable	$1,000	$959
Operating accrued liabilities	565	624
Interest payable on borrowings	267	247
Current portion of contract liability	67	63
LP Unitholders distributions, preferred limited partnership unit distributions, preferred dividends payable, perpetual subordinate notes distributions and exchange shares dividends(1)	66	65
Current portion of lease liabilities	48	53
Income tax payable	42	85
Other	170	150
	$2,225	$2,246
(1)Includes amounts payable only to external LP unitholders and BEPC exchangeable shareholders. Amounts payable to Brookfield Holders are included in due to related parties.